SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.
Ordinary share:

The Ordinary shares entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. In November 18, 2013 the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a nominal value of NIS 0.01 each.

b.	Share option plans:

The Company's Incentive Plan (including the U.S. Addendum) (the "Plan") was initially adopted in 2003. The Plan had an initial term of ten years from adoption.

On December 9, 2012, our Board of Directors extended the term of the Plan for an additional ten years.  In addition, on August 7, 2013, our Board of Directors approved amendments to the Plan, which include the ability to grant RSUs and restricted stock.

The vesting period of the outstanding options and RSUs is generally 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is five years.

The maximum number of ordinary shares currently authorized to be granted under the Plan is 12,000,000.

At December 31, 2013, 10,062,780 ordinary Shares remained available for future equity awards.

A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2013 and related information is as follows:

		Weighted average
			Remaining
			contractual	Aggregate
	Number of	Exercise	term	intrinsic
	options	price	(in Years)	value

Outstanding at January 1, 2013	2,323,634	$6.09	3.38	6,971
Granted	628,375	$9.87
Exercised *)	(744,858)	$5.54
Cancelled	(492,848)	$8.53
Forfeited	(750)	$4.16

Outstanding at December 31,
2013 **)	1,713,553	$7.01	3.03	8,782
Exercisable at December 31,
2013	676,203	$5.67	2.09	4,341

*)	During 2013, 744,845 share options were exercised under net-share settlement.

**)
Represents intrinsic value of 1,589,178 outstanding options that are in-the-money as of December 31, 2013. The remaining 124,375 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years 2011, 2012 and 2013 was $ 2.3, $ 1.8 and $ 3.1, respectively.

Aggregate intrinsic value of options exercised in 2011, 2012 and 2013 amounted to $ 580, $ 555 and $ 5,437, respectively.

The options outstanding under the Company's Stock Option Plan as of December 31, 2013 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of	Number	remaining	average	Number	average
exercise	of	contractual	exercise	of	exercise
price	options	life (years)	price	options	price

4.04-4.38	584,866	2.99	4.06	308,421	4.07
5.12-5.99	174,865	2.74	5.38	140,363	5.38
6.04-6.93	143,003	1.24	6.68	99,669	6.74
7.11-7.85	198,444	2.48	7.54	91,083	7.68
8.67	269,500	4.09	8.67	-	-
9.14-9.98	77,500	2.63	9.68	36,666	9.48
10.23-10.65	141,000	4.36	10.42	-	-
12.56-13.54	124,375	4.63	13.14	-	-

	1,713,553			676,203

RSUs:

In addition to granting stock options, starting 2013 the Company started to grant Restricted Stock Units ("RSUs"). The Company records compensation expenses based over the vesting period.

RSUs vest over three year period of employment.

RSUs that are cancelled or forfeited become available for future grants.

The following table summarizes information relating to RSUs, as well as changes to such awards during 2013:

Year ended December 31,
2013

Outstanding at the beginning of year	-
Granted	200,000
Vested	-
Forfeited	-

200,000

The weighted average fair values at grant date of RSUs for the year ended December 31, 2013 was $ 10.85.

As of December 31, 2013, there were $ 4,797 of unrecognized compensation cost related to options and unvested RSUs. This amount is expected to be recognized over a weighted-average period of 2.4 years.

The total stock-based compensation related to stock options and RSUs was recorded in the following items:

	Year ended December 31,
	2011	2012	2013

Cost of sales	$10	$16	$9
Research and development	108	221	255
Selling and marketing	78	168	181
General and administrative	987	651	1,081

Total Expenses	$1,183	$1,056	$1,526